INCOME TAXES - Income tax reconciliation (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
INCOME TAXES
Income (loss) before tax	$ (104,777)	$ (72,885)
Tax recovery computed at applicable statutory tax rate	26.50%	26.50%
Tax expense (recovery) at combined statutory rate	$ (27,766)	$ (19,315)
Increase (decrease) in income taxes resulting from:
Temporary difference not recorded	14,253	11,372
Share-based payments	1,178	1,041
Non-deductible expenses	(506)	450
Loss from revaluation of Derivative warrant liability	17,152	6,599
Gain from Derivative warrant liability settlement	(4,280)
Mining royalties	400	400
Non-taxable mining duties	(31)	(143)
Other		(4)
Income tax	400	400
Composition of deferred income taxes in the income statement:
Taxes payable	400	400
Income tax	$ 400	$ 400
FEDERAL
INCOME TAXES
Tax recovery computed at applicable statutory tax rate	26.50%	26.50%